GROUP STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Investments at fair value through income or loss		$ 300	$ 400
Intangible fixed assets	$ 5,437	176	888
Property, plant and equipment	11,321	7,071	59,728
Right of use assets	1,894
Total non-current assets	18,652	7,547	61,016
Current assets
Trade and other receivables	645	2,451	2,480
Prepaids	1,187	628	1,355
Intangible fixed assets	42	6	385
Cash and cash equivalents	2,204	8,626	7,443
Total current assets other than assets held for sale	4,078	11,711	11,663
Assets held for sale			3,261
Total Assets	22,730	19,258	75,940
Equity
Common Stock	38,627	938	712
Additional paid-in capital	263,730	232,257	209,779
Share based payment reserve	16,839	15,162	12,166
Currency translation reserve	(31,256)	(30,766)	(30,525)
Accumulated surplus (loss)	(275,040)	(247,076)	(191,974)
Total equity	12,900	(29,485)	158
Current liabilities
Trade and other payables	6,325	8,184	11,175
Income Tax		398
Loans and Borrowings	1,598	857	14,320
Lease liability	133
Current liabilities	8,056	9,439	25,495
Liabilities held for sale			2,090
Total current liabilities	8,056	9,439	27,585
Non-current liabilities
Issued debt - bond		39,304	38,170
Loans			10,027
Lease liability	1,774
Total liabilities	9,830	48,743	75,782
Total equity and liabilities	$ 22,730	$ 19,258	$ 75,940